Schedule of Investments

July 31, 2021 (Unaudited)

Schedule of Investments LSV U.S. Managed Volatility Fund

	Shares	Value (000)

U.S. Common Stock (99.5%)
Aerospace & Defense (2.2%)
Huntington Ingalls Industries	1,400	$287
L3Harris Technologies	1,900	431
Lockheed Martin	700	260
Northrop Grumman	1,100	399

		1,377

Agricultural Products (0.4%)
Ingredion	2,700	237

Application Software (0.5%)
Open Text	6,300	327

Asset Management & Custody Banks (1.3%)
Bank of New York Mellon	15,500	796

Automotive (1.1%)
Toyota Motor ADR	3,800	683

Automotive Retail (0.8%)
AutoZone*	300	487

Banks (3.2%)
Bank of Montreal	4,100	406
Bank of Nova Scotia	4,500	281
Canadian Imperial Bank of Commerce	4,500	524
JPMorgan Chase	1,900	288
US Bancorp	8,200	455

		1,954

Biotechnology (2.6%)
Amgen	4,000	966
Gilead Sciences	9,200	628

		1,594

Building Products (0.2%)
Carrier Global	2,100	116

Cable & Satellite (0.5%)
Cogeco Communications	2,900	275

Chemicals (0.6%)
Stepan	3,000	354

Commercial Services (2.3%)
CSG Systems International	9,600	435
Western Union	43,000	998

		1,433

Computers & Peripherals (1.0%)
Canon ADR	26,300	607

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Computers & Services (6.0%)
eBay	20,200	$1,378
Oracle	26,300	2,292

		3,670

Consumer Products (0.8%)
Sturm Ruger	6,500	483

Consumer Staples (1.4%)
Kimberly-Clark	6,100	828

Diversified REITs (0.5%)
VEREIT	6,840	335

Drug Retail (0.3%)
Walgreens Boots Alliance	3,500	165

Electric Utilities (1.7%)
Evergy	15,500	1,011

Electrical Services (3.4%)
Entergy	6,000	618
Exelon	5,500	257
Portland General Electric	17,800	871
PPL	12,600	357

		2,103

Environmental & Facilities Services (1.2%)
Republic Services, Cl A	3,100	367
Waste Management	2,300	341

		708

Food, Beverage & Tobacco (7.1%)
Altria Group	13,600	653
Conagra Brands	17,200	576
General Mills	17,300	1,018
JM Smucker	8,600	1,128
Kellogg	4,800	304
Tyson Foods, Cl A	9,700	693

		4,372

Gas/Natural Gas (1.3%)
National Fuel Gas	6,600	339
UGI	10,100	465

		804

General Merchandise Stores (4.1%)
Canadian Tire, Cl A	3,400	523
Target	7,700	2,010

		2,533

Gold (0.9%)
Newmont	9,100	572

Health Care Services (1.1%)
CVS Health	4,540	374

Schedule of Investments

July 31, 2021 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)

Health Care Services (continued)
Quest Diagnostics	2,300	$326

		700

Homebuilding (0.7%)
DR Horton	4,700	449

Industrial Machinery (1.1%)
Otis Worldwide	1,050	94
Snap-on	2,700	589

		683

Insurance (6.5%)
Aflac	7,800	429
Allstate	10,100	1,313
American Financial Group	2,400	304
Berkshire Hathaway, Cl B*	4,600	1,280
Loblaw	10,100	683

		4,009

IT Consulting & Other Services (5.7%)
Amdocs	22,900	1,766
CACI International, Cl A*	1,800	481
International Business Machines	8,700	1,226

		3,473

Machinery (1.8%)
Allison Transmission Holdings	13,000	519
Cummins	2,400	557

		1,076

Media & Entertainment (2.8%)
Comcast, Cl A	28,900	1,700

Metal & Glass Containers (0.6%)
Berry Global Group*	5,900	379

Mortgage REITs (0.4%)
Annaly Capital Management	27,200	231

Office Equipment (0.7%)
3M	2,200	435

Office REITs (0.6%)
Brandywine Realty Trust	27,900	389

Oil & Gas Storage & Transportation (0.8%)
Kinder Morgan	28,900	502

Packaged Foods & Meats (1.1%)
Kraft Heinz	17,400	669

Paper Packaging (1.2%)
Sealed Air	7,200	408

LSV U.S. Managed Volatility Fund

	Shares	Value (000)

Paper Packaging (continued)
Sonoco Products	4,700	$300

		708

Pharmaceuticals (10.1%)
Bristol-Myers Squibb	9,600	652
GlaxoSmithKline ADR	14,900	598
Johnson & Johnson	10,600	1,826
Merck	19,930	1,532
Organon*	1,993	58
Pfizer	29,700	1,271
Sanofi ADR	4,600	237

		6,174

Retail (2.3%)
Kroger	27,600	1,123
Walmart	1,800	257

		1,380

Semi-Conductors/Instruments (2.7%)
Intel	30,300	1,628

Specialized REITs (0.9%)
Iron Mountain	12,700	556

Specialty Chemicals (0.6%)
NewMarket	1,100	348

Technology Hardware, Storage & Peripherals (1.6%)
Seagate Technology Holdings	11,300	993

Telephones & Telecommunications (10.2%)
AT&T	44,500	1,248
Cisco Systems	28,500	1,578
F5 Networks*	2,800	578
Juniper Networks	17,300	487
Nippon Telegraph & Telephone ADR	30,100	774
Verizon Communications	28,400	1,585

		6,250

Wireless Telecommunication Services (0.6%)
SK Telecom ADR	12,700	369

TOTAL U.S. COMMON STOCK (Cost $49,343)		60,925

Schedule of Investments

July 31, 2021 (Unaudited)

LSV U.S. Managed Volatility Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (0.0%)
South Street Securities 0.010%, dated 07/30/2021, to be repurchased on 08/02/2021, repurchase price $15 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $8, 0.125% - 2.125%, 05/15/2022 – 07/15/2029; total market value $15)	$15	$15

TOTAL REPURCHASE AGREEMENT (Cost $15)		15

Total Investments – 99.5% (Cost $49,358)		$60,940

Percentages are based on Net Assets of $61,244 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2021, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$60,925	$—	$—	$60,925
Repurchase Agreement	—	15	—	15

Total Investments in Securities	$60,925	$15	$—	$60,940

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-007-1500

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